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                       STREETTRACKS(R) INDEX SHARES FUNDS

                       Supplement dated December 15, 2006
                     to Statement of Additional Information
               dated January 27, 2006, as amended November 8, 2006


1. Investors are advised that the below-listed Funds are not yet in operation and thus are not currently offered for sale:


                          SPDR(R) S&P ASIA PACIFIC ETF
                      SPDR(R) S&P EMERGING ASIA PACIFIC ETF
                              SPDR(R) S&P CHINA ETF
                        SPDR(R) S&P EMERGING MARKETS ETF
                              SPDR(R) S&P EPAC ETF
                             SPDR(R) S&P EUROPE ETF
                         SPDR(R) S&P EMERGING EUROPE ETF
                     SPDR(R) S&P EMERGING LATIN AMERICA ETF
                  SPDR(R) S&P EMERGING MIDDLE EAST & AFRICA ETF
                          SPDR(R) S&P WORLD (EX-US) ETF
                     SPDR(R) S&P WORLD (EX-US) SMALL CAP ETF
            STREETTRACKS(R) MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                      STREETTRACKS(R) MSCI ACWI (EX-US) ETF


2. Investors are advised that the last sentence of the third paragraph under "General Description of the Trust" on page 3 is hereby replaced with the following:

              A Creation Unit of each Fund consists of 50,000 Shares or other aggregation thereof as further set forth in each Fund's Prospectus.

3. Investors are advised that the first sentence of the second paragraph under "Creation and Redemption of Creation Units -- Procedures for Creation of Creation Units" on page 24 is hereby replaced with the following:

              All orders to purchase Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Shares (50,000 Shares or other aggregation thereof as further set forth in each Fund's Prospectus) and in the manner set forth in the Participant Agreement. In the case of custom orders, the order must be received by the Principal Underwriter no later than the times set forth in the Participant Agreement.


                 THIS SUPPLEMENT REPLACES THE PRIOR SUPPLEMENTS
                  DATED NOVEMBER 8, 2006 AND DECEMBER 11, 2006

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE